SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
SCHEDULE OF REORGANIZATION ITEMS, NET

Reorganization items, net for the three and six months ended June 30, 2020, consisted of the following:

	Three Months Ended June 30, 2020	Six Months Ended June 30, 2020

Professional fees	$(149,690)	$(149,690)
Write-off of derivative liability	4,375,231	4,375,231
Default interest and penalties	(864,125)	(864,125)
Unamortized debt discount on convertible notes	-	(2,580,110)
Total reorganization items, net	$3,361,416	$781,306

Reorganization items, net for the year ended December 31, 2020, consisted of the following:

Year Ended December 31, 2020

Professional fees	$(476,652)
Write-off of derivative liability	4,375,231
Default interest and penalties	(864,125)
Exchange of common stock for allowable claims	(3,047,417)
Exchange of secured convertible debt for allowable claims	(1,488,172)
Unamortized debt discount on convertible notes	(2,580,110)
Total reorganization items, net	$(4,081,245)

SCHEDULE OF WEIGHTED AVERAGE DILUTIVE COMMON SHARES

The following table summarizes the securities that were excluded from the diluted per share calculation because the effect of including these potential shares was antidilutive:

	Three Months Ended
	June 30,
	2021		2020

Options	2,352,191,115		4,867,617
Warrants	14,507,388,226		8,021,641
Unvested RSUs	1,173,917,974		-
Convertible notes – common stock	795,797,190	(1)	-
Total	18,829,294,505		12,889,258

	Six Months Ended
	June 30,
	2021		2020

Options	2,352,191,115		4,867,617
Warrants	14,507,388,226		8,021,641
Unvested RSUs	1,173,917,974		-
Convertible notes – common stock	795,797,190	(1)	-
Total	18,829,294,505		12,889,258

(1)	As of June 30, 2021 all of the convertible notes had variable conversion prices and the shares issuable were estimated based on the market conditions. Pursuant to the note agreements, there were 51,504,015,462 shares of common stock reserved for future note conversions as of June 30, 2021.

The following table summarizes the securities that were excluded from the diluted per share calculation because the effect of including these potential shares was antidilutive due to the Company’s net loss position even though the exercise price could be less than the average market price of the common shares:

	Year Ended December 31,
	2020		2019

Options	4,859,617		4,879,617
Warrants	15,002,388,203		8,379,177
Convertible notes	436,307,132	(1)	501,549,663	(2)
Total	15,675,232,655		514,808,457

(1)	As of December 31, 2020 all of the convertible notes had variable conversion prices and the shares issuable were estimated based on the market conditions. Pursuant to the note agreements, there were 52,292,375,355 shares of common stock reserved for future note conversions as of December 31, 2020.
(2)	As of December 31, 2019 many of the convertible notes had variable conversion prices and the shares issuable were estimated based on the market conditions. Pursuant to the note agreements, there were 225,023,100 shares of common stock reserved for future note conversions as of December 31, 2019.